CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Loss	$ (18,054)	$ (25,954)	$ (29,844)
Adjustments to the profit or loss items:
Depreciation and amortization of property, plant and equipment and right-of-use-assets	1,530	1,641	1,513
Amortization of intangible assets	974	971	1,067
Share-based compensation	1,795	1,877	1,186
Remeasurement of Convertible SAFE	3	254	114
Net financing income	(689)	(666)	2,979
Decrease in accrued bank interest	0	0	7
Loss (gain) from sale of property, plant and equipment	524	(26)	0
Excess of initial fair value of pre-funded warrants over transaction proceeds	2,684	0	0
Amortization of deferred expenses related to issuance of warrants	471	0	0
Remeasurement of pre-funded warrants and warrants	(6,529)	0	0
Share of loss of an associate	39	0	0
Taxes on income (tax benefit)	9	(33)	90
Adjustments to the profit or loss items	811	4,018	6,956
Changes in asset and liability items:
Increase in trade receivables	(734)	(9)	(67)
Decrease (increase) in other receivables and prepaid expenses	925	(1,445)	1,113
Decrease (increase) in inventories	(1,743)	490	(474)
Decrease (increase) in deferred taxes	0	94	(94)
Increase (decrease) in trade payables	(596)	742	(469)
Increase (decrease) in employees and payroll accruals	(668)	550	(675)
Increase (decrease) in other payables	62	(534)	48
Decrease in deferred revenues and other advances	(559)	(288)	(153)
Changes in asset and liability	(3,313)	(400)	(771)
Cash received (paid) during the year for:
Interest received	934	905	186
Interest paid	(67)	(115)	(165)
Taxes paid	(11)	(31)	(40)
Net cash used in operating activities	(19,700)	(21,577)	(23,678)
Cash flows from investing activities:
Purchase of property, plant and equipment	(626)	(785)	(1,171)
Proceeds from sale of marketable securities	0	6,924	12,356
Purchase of marketable securities	0	(503)	(911)
Proceeds from sale of property, plant and equipment	58	26	0
Proceeds from short-term bank deposits	27,340	9,000	3,000
Investment in short-term bank deposits	(17,150)	(19,200)	0
Net cash provided by (used in) investing activities	9,622	(4,538)	13,274
Cash flows from financing activities:
Issuance of a subsidiary's preferred shares to non-controlling interests	0	9,523	0
Proceeds from issuance of ordinary shares, pre-funded warrants and warrants	5,500	0	0
Proceeds from issuance of ordinary shares, net of issuance expenses	123	8,449	21
Proceeds from issuance of Convertible SAFE	0	0	10,000
Proceeds from exercise of options	0	0	7
Repayment of lease liabilities	(901)	(836)	(803)
Proceeds from government grants	232	1,089	149
Repayment of government grants	(298)	(73)	(31)
Net cash provided by financing activities	4,656	18,152	9,343
Exchange rate differences on balances of cash and cash equivalent balances	(49)	(245)	(2,284)
Decrease in cash and cash equivalents	(5,471)	(8,208)	(3,345)
Cash and cash equivalents beginning of the year	20,772	28,980	32,325
Cash and cash equivalents end of the year	15,301	20,772	28,980
Significant non-cash activities:
Purchase of property, plant and equipment	120	81	74
Right-of-use asset recognized with corresponding lease liability	2,307	194	90
Exercise of pre-funded warrants	2,289	0	0
Investment in affiliated company with corresponding deferred revenues	$ 120	$ 0	$ 0